Consolidated Balance Sheets (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 6,810	$ 5,947	$ 685
Accounts receivable			69
Prepaid expense	12	38	75
Other current assets	8	8	4
Total assets	6,830	5,993	833
Current liabilities:
Accounts payable	239	272	318
Accrued liabilities	31	195	70
Derivative liability	7,244	10,450
Other current liabilities			32
Total current liabilities		10,917	420
Other long-term liabilities			7
Total liabilities	7,514	10,917	427
Commitments and contingencies (see Note 8 for the period of June 30, 2011 and Note 10 and 11 for Dec 31, 2010)
Stockholders' (deficit) equity
Common stock	65,952	64,929	64,929
Additional paid-in capital	37,863	37,717	35,225
Deficit accumulated during development stage	(105,742)	(108,813)	(100,991)
Accumulated other comprehensive income	1,243	1,243	1,243
Total stockholders' (deficit) equity	(684)	(4,924)	406
Total liabilities and stockholders' (deficit) equity	$ 6,830	$ 5,993	$ 833